SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

27.                     SEGMENT AND GEOGRAPHIC INFORMATION

In accordance with ASC 280, the Group's chief operating decision maker, who has been identified as the chief executive officer, regularly reviews the financial information and operating results of the twelve dealerships as well as the combined financial information of the seven brands when making decisions about resources allocation and assessing performance of the Group.  For the years ended December 31, 2011, 2012 and 2013, the Group had eleven, eleven and twelve operating segments, respectively.  Based on the Company's organizational structure of its operations, the Company aggregated certain operating segments under the same brand for reporting purposes in accordance with ASC 280.  The seven reportable segments included Audi, FAW-Volkswagen, FAW-Mazda, Toyota, Shanghai-Volkswagen, Chang An-Mazda, and GAC-Honda. The chief operating decision maker uses net income or loss to evaluate the performance of each reportable segment.

As substantially all of the Group's long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The Group's segment information as of and for the year ended December 31, 2011 is as follows:

		FAW-			Shanghai-	Chang An-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	GAC-Honda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues
Sales of automobiles	957,338	521,918	362,566	240,151	426,519	51,749	104,174	335	-	2,664,750
Automobile repair and maintenance services	141,623	43,549	48,512	32,969	25,432	24,271	13,872	3,527	-	333,755
Sales of leased automobiles	8,977	3,491	3,189	474	2,179	-	-	-	-	18,310
Other services	7,727	3,603	2,065	1,662	1,374	628	942	5,609	(4,207)	19,403

	1,115,665	572,561	416,332	275,256	455,504	76,648	118,988	9,471	(4,207)	3,036,218

Cost of goods sold
Sales of automobiles	(892,696)	(493,049)	(359,337)	(236,427)	(405,274)	(51,213)	(102,248)	(4,631)	4,207	(2,540,668)
Automobile repair and maintenance services	(58,044)	(26,318)	(23,671)	(17,026)	(13,304)	(12,963)	(10,155)	(1,761)	-	(163,242)
Sales of leased automobiles	(8,348)	(3,293)	(3,156)	(466)	(2,067)	-	-	-	-	(17,330)
Other services	(2)	(340)	(61)	(72)	(40)	(24)	-	(2,263)	-	(2,802)

	(959,090)	(523,000)	(386,225)	(253,991)	(420,685)	(64,200)	(112,403)	(8,655)	4,207	(2,724,042)

Selling, marketing and distribution expenses	(29,415)	(13,223)	(12,897)	(11,361)	(13,513)	(6,567)	(1,883)	(2,579)	-	(91,438)
General and administrative expenses	(8,883)	(5,144)	(5,224)	(4,570)	(7,117)	(2,431)	(3,585)	(17,320)	-	(54,274)
Other income (loss), net	771	123	52	213	18	(4)	37	197	-	1,407
Interest income	759	790	178	946	386	78	16	29	-	3,182
Interest expense	(24,863)	(14,529)	(7,983)	(7,991)	(2,593)	(1,275)	(2,231)	(95)	-	(61,560)
Exchange loss	-	-	-	-	-	-	-	(9,100)	-	(9,100)
Income tax (expense) benefit	(25,160)	(5,874)	(2,572)	(134)	(3,436)	(648)	298	4,235	-	(33,291)

Net income (loss) and comprehensive income (loss)	69,784	11,704	1,661	(1,632)	8,564	1,601	(763)	(23,817)	-	67,102

Total assets	685,052	466,921	347,255	273,563	185,776	38,215	149,122	958,532	(533,561)	2,570,875

Total liabilities	(507,737)	(269,846)	(275,617)	(209,060)	(147,431)	(24,657)	(134,841)	(134,423)	(34,173)	(1,737,785)

Capital expenditures	74,269	110,258	3,321	3,046	10,150	1,429	100	3,197	-	205,770

Depreciation and amortization expenses	6,970	3,161	3,010	1,446	1,943	595	1,208	29	-	18,362

Goodwill	-	34,175	9,620	15,735	-	-	14,104	-	-	73,634

The Group's segment information as of and for the year ended December 31, 2012 is as follows:

		FAW-			Shanghai-	Chang An-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	GAC-Honda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues
Sales of automobiles	845,436	814,443	336,594	325,323	313,424	62,129	177,374	490	-	2,875,213
Automobile repair and maintenance services	131,820	51,252	40,371	43,625	22,605	13,068	20,966	1,267	-	324,974
Sales of leased automobiles	11,751	7,362	11,844	899	3,369	410	-	-	-	35,635
Other services	8,725	11,043	3,116	2,123	1,746	844	1,808	13,482	(13,422)	29,465

	997,732	884,100	391,925	371,970	341,144	76,451	200,148	15,239	(13,422)	3,265,287

Cost of goods sold
Sales of automobiles	(803,617)	(771,782)	(329,203)	(329,778)	(307,663)	(61,936)	(183,972)	-	13,422	(2,774,529)
Automobile repair and maintenance services	(61,382)	(34,942)	(23,442)	(27,560)	(14,537)	(8,847)	(16,774)	(1,375)	-	(188,859)
Sales of leased automobiles	(11,171)	(6,915)	(11,613)	(914)	(3,308)	(408)	-	(15,739)	-	(50,068)
Other services	(1)	(1,015)	(190)	(85)	(57)	(58)	-	(93)	-	(1,499)

	(876,171)	(814,654)	(364,448)	(358,337)	(325,565)	(71,249)	(200,746)	(17,207)	13,422	(3,014,955)

Selling, marketing and distribution expenses	(26,656)	(22,518)	(16,697)	(9,004)	(14,985)	(5,900)	(2,348)	(3,436)	-	(101,544)
General and administrative expenses	(7,768)	(9,283)	(6,216)	(8,584)	(7,074)	(1,836)	(6,696)	(15,838)	-	(63,295)
Loss from impairment of intangible assets	-	-	(10,700)	(8,700)	-	-	(7,050)	-	-	(26,450)
Other income, net	252	777	225	84	-	-	89	48	-	1,475
Interest income	1,508	1,074	200	1,393	771	14	1,005	1,178	-	7,143
Interest expense	(24,562)	(18,626)	(8,385)	(15,488)	(841)	(611)	(4,069)	(1,091)	-	(73,673)
Exchange loss	-	-	-	-	-	-	-	(8)	-	(8)
Income tax (expense) benefit	(17,836)	(7,080)	2,604	5,868	1,365	718	3,128	(966)	-	(12,199)

Net income (loss) and comprehensive income (loss)	46,499	13,790	(11,492)	(20,798)	(5,185)	(2,413)	(16,539)	(22,081)	-	(18,219)

Total assets	751,963	622,094	220,102	232,866	201,153	31,019	126,010	1,052,360	(578,235)	2,659,332

Total liabilities	(502,540)	(401,619)	(159,981)	(189,208)	(167,940)	(19,864)	(132,156)	(246,979)	(24,174)	(1,844,461)

Capital expenditures	85,991	70,397	2,078	2,717	1,751	196	2,062	1,878	-	167,070

Depreciation and amortization expenses	8,725	5,707	3,944	3,085	1,968	688	1,752	583	-	26,452

Goodwill	-	34,175	9,620	15,735	-	-	14,104	-	-	73,634

The Group's segment information as of and for the year ended December 31, 2013 is as follows:

									Shanghai-
	Audi		FAW-Volkswagen		FAW-Mazda		Toyota		Volkswagen		ChangAn-Mazda		GAC-Honda		Unallocated		Eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenues
Sales of automobiles
Third parties	804,840	132,950	756,936	125,037	369,212	60,989	315,408	52,102	302,228	49,925	106,563	17,603	133,179	22,000	2,868	474	(2,868)	(474)	2,788,366	460,606
Related parties	-	-	-	-	-	-	-	-	-	-	-	-	45,853	7,574	-	-	-	-	45,853	7,574
Automobile repair and maintenance services	118,349	19,550	76,786	12,684	45,881	7,579	46,584	7,695	21,449	3,543	13,216	2,183	25,169	4,158	4,074	673	-	-	351,508	58,065
Sales of leased automobiles	21,112	3,487	10,525	1,738	13,740	2,270	2,633	435	6,942	1,147	1,258	208	-	-	676	111	-	-	56,886	9,396
Other services	7,466	1,233	11,398	1,883	3,136	518	1,967	325	1,557	257	682	113	3,481	575	436	72	-	-	30,123	4,976

	951,767	157,220	855,645	141,342	431,969	71,356	366,592	60,557	332,176	54,872	121,719	20,107	207,682	34,307	8,054	1,330	(2,868)	(474)	3,272,736	540,617

Cost of goods sold
Sales of automobiles	(744,436)	(122,972)	(702,330)	(116,016)	(362,233)	(59,837)	(316,736)	(52,321)	(281,220)	(46,454)	(104,153)	(17,205)	(183,933)	(30,384)	-	-	-	-	(2,695,041)	(445,189)
Automobile repair and maintenance services	(58,018)	(9,584)	(51,937)	(8,579)	(26,255)	(4,337)	(28,960)	(4,784)	(13,811)	(2,282)	(8,871)	(1,465)	(16,000)	(2,643)	(1,649)	(272)	2,868	474	(202,633)	(33,472)
Sales of leased automobiles	(19,861)	(3,281)	(10,084)	(1,665)	(13,584)	(2,244)	(2,603)	(430)	(6,717)	(1,110)	(1,256)	(207)	-	-	(18,178)	(3,003)	-	-	(72,283)	(11,940)
Other services	-	-	(1,037)	(171)	(170)	(28)	(70)	(12)	(55)	(9)	(75)	(13)	-	-	(8)	(1)	-	-	(1,415)	(234)

	(822,315)	(135,837)	(765,388)	(126,431)	(402,242)	(66,446)	(348,369)	(57,547)	(301,803)	(49,855)	(114,355)	(18,890)	(199,933)	(33,027)	(19,835)	(3,276)	2,868	474	(2,971,372)	(490,835)

Selling, marketing and distribution expenses	(35,424)	(5,852)	(22,360)	(3,694)	(16,638)	(2,748)	(10,042)	(1,659)	(6,746)	(1,114)	(7,769)	(1,283)	(3,020)	(499)	(1,208)	(200)	-	-	(103,207)	(17,049)
General and administrative expenses	(10,978)	(1,813)	(14,183)	(2,343)	(5,396)	(891)	(8,812)	(1,456)	(9,326)	(1,541)	(1,467)	(242)	(6,727)	(1,111)	(13,587)	(2,244)	-	-	(70,476)	(11,641)
Loss from impairment of intangible assets	-	-	-	-	-	-	-	-	-	-	-	-	(1,700)	(281)	-	-	-	-	(1,700)	(281)
Other income, net	3,541	585	549	91	279	46	237	40	-	-	171	28	136	22	224	36	-	-	5,137	848
Interest income	1,959	324	1,068	176	207	34	1,422	235	2,249	372	51	8	320	53	6	1	-	-	7,282	1,203
Interest expense	(21,478)	(3,548)	(20,890)	(3,451)	(8,091)	(1,336)	(13,534)	(2,235)	(3,649)	(603)	(825)	(137)	(5,442)	(899)	(22)	(4)	784	130	(73,147)	(12,083)
Exchange loss	(1,087)	(179)	-	-	-	-	-	-	-	-	-	-	-	-	(23)	(4)	-	-	(1,110)	(183)
Income tax (expense) benefit	(18,224)	(3,010)	(8,349)	(1,380)	(918)	(152)	(2,419)	(400)	(3,402)	(562)	(1,138)	(188)	653	108	(2,302)	(379)	(392)	(65)	(36,491)	(6,028)

Net income (loss) and comprehensive income (loss)	47,761	7,890	26,092	4,310	(830)	(137)	(14,925)	(2,465)	9,499	1,569	(3,613)	(597)	(8,031)	(1,327)	(28,693)	(4,740)	392	65	27,652	4,568

Total assets	1,110,788	183,489	764,473	126,282	357,178	59,001	237,689	39,263	178,710	29,521	31,423	5,191	164,598	27,190	1,069,266	176,630	(590,653)	(97,569)	3,323,472	548,998

Total liabilities	(511,166)	(84,438)	(507,444)	(83,824)	(297,957)	(49,219)	(208,984)	(34,522)	(135,815)	(22,435)	(23,860)	(3,941)	(178,776)	(29,532)	(292,577)	(48,330)	(24,370)	(4,026)	(2,180,949)	(360,267)

Capital expenditures	104,426	17,250	59,755	9,797	17,161	2,835	5,493	907	11,093	1,833	9,485	1,567	1,344	222	21,723	3,588	-	-	230,480	38,073

Depreciation and amortization expenses	7,814	1,291	6,818	1,126	6,265	1,035	2,282	377	2,098	346	611	101	1,476	244	1,025	169	-	-	28,389	4,689

Goodwill	-	-	34,175	5,645	9,620	1,589	15,735	2,599	-	-	-	-	14,104	2,330	-	-	-	-	73,634	12,163